UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramsey Quantitative Systems, Inc.
Address: 1515 Ormsby Station Court

         Louisville, KY  40223

13F File Number:  28-06245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phyllis Hubbuch
Title:     Fund Administration
Phone:     502-245-6220

Signature, Place, and Date of Signing:

     /s/s Phyllis Hubbuch     Louisville, KY     February 6, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $16,324 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AXCELIS TECHNOLOGIES INC       COM	        054540109      172  336700   SH       SOLE	N/A	   336700	  0	   0
ADVANCED MICRO DEVICES INC     COM	        007903107      248  115000   SH       SOLE	N/A	   115000	  0	   0
PEABODY ENERGY CORP	       COM	        704549104     1874   83300   SH	      SOLE	N/A	    83300	  0	   0
COEUR D ALENE MINES CORP       COM	        192108108      319  362500   SH	      SOLE	N/A	   362500	  0	   0
CHESAPEAKE ENERGY CORP         COM	        165167107     4140  256000   SH	      SOLE	N/A	   256000	  0	   0
DRYSHIPS INC SHR USD 0.01USD   SHS	        Y2109Q101     1203  125000   SH	      SOLE	N/A	   125000	  0	   0
ENTRAVISION COMMUNIC           CL A	        29382R107      311  199200   SH	      SOLE      N/A	   199200         0	   0
FREEPORT MCMORAN COPPER & GOLD COM	        35671D857     1697   71500   SH	      SOLE	N/A	    71500	  0	   0
FINISAR CORP		       COM              31787A101      174  458500   SH       SOLE      N/A        458500         0        0
GRUBB & ELLIS		       COM PAR $0.01    400095204      229  184850   SH       SOLE      N/A        184850         0        0
MAGMA DESIGN AUTOMATION        COM	        559181102      142  139300   SH	      SOLE	N/A	   139300	  0	   0
M&F WORLDWIDE CORP	       COM	        552541104      155   10000   SH	      SOLE	N/A	    10000	  0	   0
MICRON TECHNOLOGY INC          COM	        595112103      302  114500   SH	      SOLE	N/A	   114500	  0	   0
NAVISTAR INTERNATIONAL CORP    COM	        63934E108      535   25000   SH	      SOLE	N/A	    25000	  0	   0
OPNEXT INC                     COM              68375V105      229  130900   SH       SOLE      N/A        130900         0        0
PAETEC HOLDING CORP            COM              695459107      343  238100   SH       SOLE      N/A        238100         0        0
PRIMEDIA INC	               COM NEW	        74157K846      498  229363   SH	      SOLE	N/A	   229363	  0	   0
ULTRASHORT REAL ESTATE         PSHS REAL ESTAT  74347R552      507   10000   SH	      SOLE	N/A	    10000	  0	   0
SMITH & WESSON HOLDING CO      COM	        831756101      338  148800   SH	      SOLE	N/A	   148800	  0	   0
TOMOTHERAPY INC                COM              890088107      250  105050   SH       SOLE      N/A        105050         0        0
TRIDENT MICROSYSTEMS INC       COM	        895919108      430  227300   SH	      SOLE	N/A	   227300	  0	   0
TRICO MARINE SERVICES INC NEW  COM NEW   	896106200      447  100000   SH	      SOLE	N/A	   100000	  0	   0
WEATHERFORD INTERNATIONAL INC  COM	        G95089101     1784  166700   SH	      SOLE	N/A	   166700	  0	   0